PRODUCT DEVELOPMENT COLLABORATION	13 Months Ended
Sep. 30, 2023
Interests In Other Entities [Abstract]
PRODUCT DEVELOPMENT COLLABORATION	PRODUCT DEVELOPMENT COLLABORATION
On March 10, 2021, in conjunction with the strategic investment received as described herein, the Company and BAT entered into a PDC Agreement pursuant to which the CoE was established to focus on developing the next generation of cannabis products with an initial focus on CBD. The CoE is located at the Company’s Moncton Campus, which holds the Health Canada licenses required to conduct research and development (“R&D”) activities with cannabis products. Both companies are contributing scientists, researchers, and product developers to the CoE and it is supervised by a steering committee consisting of an equal number of senior members from both companies. Under the terms of the PDC Agreement, both the Company and BAT have access to certain of each other’s intellectual property (“IP”) and, subject to certain limitations, have the right to independently, globally commercialize the products, technologies and IP created by the CoE pursuant to the PDC Agreement.

Pursuant to the terms of the PDC Agreement, $31,109 of the investment proceeds were reserved as restricted funds in order to satisfy certain of the Company’s future obligations under the PDC Agreement, including the Company’s portion of its funding obligations under a mutually agreed initial budget for the CoE. Costs relating to the CoE are funded equally by the Company and BAT. Balances are transferred from restricted funds to the Company's general operating account as CoE related expenditures are periodically reconciled and approved. The balance in restricted funds as at September 30, 2023 is $17,893 (August 31, 2022 - $26,820).
The CoE is accounted for as a joint operation, in which the Company and BAT contribute 50% each. The Company recognized its share of the expenses incurred by the CoE in the statement of operations and comprehensive loss under Research and development. For the thirteen months ended September 30, 2023, $6,886 (August 31, 2022 - $2,837) of expenses have been recorded in the statement of operations and comprehensive loss.